SUPPLEMENT TO THE FIDELITY CASH
MANAGEMENT FUNDS'
DECEMBER 30, 1997
STATEMENT OF ADDITIONAL INFORMATION
THE FOLLOWING NON-FUNDAMENTAL LIMITATION REPLACES LIMITATION (I) FOR EACH OF PRIME FUND AND TREASURY FUND FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGES 2 AND 3, RESPECTIVELY.
(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.
THE FOLLOWING INFORMATION SUPPLEMENTS THE INVESTMENT LIMITATIONS OF EACH OF PRIME FUND AND TREASURY FUND ON PAGES 2, 3 AND 4.
For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER "INVESTMENT LIMITATIONS OF TAX-EXEMPT FUND" BEGINNING ON PAGE 4.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.
(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(iv) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable, or to invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.
(v) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INFORMATION SUPPLEMENTS THE INVESTMENT LIMITATIONS OF TAX-EXEMPT FUND ON PAGES 4 AND 5.
For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
   THE FOLLOWING INFORMATION REPLACES THE FIFTH AND SEVENTH PARAGRAPHS FOUND UNDER "DISTRIBUTION AND SERVICE PLANS" ON PAGE 28.
   Currently, the full amount of distribution fees paid by Class B is retained by FDC as compensation for its services and expenses in connection with the distribution of Class B shares, and up to the full amount of service fees paid by Class B may be reallowed to investment professionals for providing personal service to and/or maintenance of Class B shareholder accounts.
   Currently, for the first year of investment, the full amount of distribution fees paid by Class C is retained by FDC as compensation for its services and expenses in connection with the distribution of Class C shares, and the full amount of service fees paid by Class C is retained by FDC for providing personal service to and/or maintenance of Class C shareholder accounts. After the first year of investment, up to the full amount of distribution fees paid by Class C may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares, and up to the full amount of service fees paid by Class C may be reallowed to investment professionals for providing personal service to and/or maintenance of Class C shareholder accounts.
EFFECTIVE AUGUST 24, 1998, THE FOLLOWING INFORMATION REPLACES THE SEVENTH PARAGRAPH FOUND UNDER "DISTRIBUTION AND SERVICE PLANS" ON PAGE 28.
Currently and except as provided below, for the first year of investment, the full amount of distribution fees paid by Class C is retained by FDC as compensation for its services and expenses in connection with the distribution of Class C shares, and the full amount of service fees paid by Class C is retained by FDC for providing personal service to and/or maintenance of Class C shareholder accounts. Normally, after the first year of investment,
   up to     the full amount of distribution fees paid by Class C
   may be     reallowed to investment    professionals as compensation
for their services in connection with the     distribution of Class C
shares, and    up to     the full amount of service fees paid by
   Class C may be reallowed to investment professionals for providing
personal     service to and/or maintenance of Class C shareholder
accounts. For purchases of Class C shares made for an employee benefit
plan    (including 403(b) programs, but otherwise as defined by ERISA)
or through reinvested dividends or capital gain distributions    ,
during the first year of investment and thereafter, up to the full amount of distribution fees and service fees paid by such Class C
shares    may be reallowed to investment professionals as compensation
for their services in     connection with the distribution of Class C
shares and for providing personal service to and/or maintenance of Class C shareholder accounts.

SUPPLEMENT TO THE
FIDELITY CASH
MANAGEMENT FUNDS' DAILY MONEY CLASS
DECEMBER 30, 1997 PROSPECTUS
   The following information replaces the similar information found in "Investment Principles and Risks" on page 11:
       PRIME FUND    seeks to obtain as high a level of current income
as is consistent with the preservation of capital and liquidity.
   The fund invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund also may enter into reverse repurchase agreements.
   The fund currently intends to maintain a dollar-weighted average maturity of 60 days or less.
       TREASURY FUND    seeks to obtain as high a level of current
income as is consistent with the preservation of capital and liquidity.
   The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements.
   The fund currently intends to maintain a dollar-weighted average maturity of 60 days or less.
The following information replaces the similar information found in "Shareholder and Account Policies" on pages 28 and 29:
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received in proper form. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) The funds do not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or the transfer agent has incurred.
(small solid bullet) Daily Money Class shares purchased by a wire order prior to 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or by 12:00 noon Eastern time for Tax-Exempt Fund, with receipt of the wire before the close of the Federal Reserve Wire System on that day, begin to earn dividends on the day of purchase.
(small solid bullet) All other Daily Money Class purchases begin to earn dividends on the first business day following the day of purchase.
(small solid bullet) On any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Federal Reserve Bank of Kansas City (for Tax-Exempt Fund) or the Federal Reserve Bank of New York (for Prime Fund and Treasury Fund) close early, the time on that day by which wire purchase orders must be placed in order to earn dividends on the day of purchase may be advanced.
(small solid bullet) On any day that the principal bond markets or the Federal Reserve Bank of Kansas City (for Tax-Exempt Fund) or the Federal Reserve Bank of New York (for Prime Fund and Treasury Fund) do not open, shares begin to earn dividends on the first business day following the day of purchase.
AUTOMATED PURCHASE ORDERS. You may purchase shares sold through investment professionals utilizing an automated placement and settlement system that guarantees payment for orders on a specific date.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received in proper form. Note the following:
(small solid bullet) Daily Money Class shares redeemed by a wire order prior to 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or by 12:00 noon Eastern time for Tax-Exempt Fund, earn dividends through the day prior to the day of redemption.
(small solid bullet) All other Daily Money Class redemptions earn dividends through the day of redemption; however, shares redeemed on a Friday or prior to a holiday continue to earn dividends until the next business day.
(small solid bullet) On any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Federal Reserve Bank of Kansas City (for Tax-Exempt Fund) or the Federal Reserve Bank of New York (for Prime Fund and Treasury Fund) close early, a time may be set after which wire redemption orders earn dividends through the day of redemption. Under such circumstances, shares redeemed on a Friday or prior to a holiday continue to earn dividends until the next business day.
(small solid bullet) On any day that the principal bond markets or the Federal Reserve Bank of Kansas City (for Tax-Exempt Fund) or the Federal Reserve Bank of New York (for Prime Fund and Treasury Fund) do not open, shares earn dividends through the day of redemption; however shares redeemed on a Friday or prior to a holiday continue to earn dividends until the next business day.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays) when trading on the NYSE is restricted, or as permitted by the SEC. (small solid bullet) A fund may withhold redemption proceeds until it is reasonably assured that investments credited to your account have been received and collected.
(small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.


SUPPLEMENT TO THE FIDELITY CASH MANAGEMENT FUNDS' CAPITAL RESERVES CLASS DECEMBER 30, 1997 PROSPECTUS
   The following information replaces the similar information found in "Investment Principles and Risks" on page 10:
       PRIME FUND    seeks to obtain as high a level of current income
as is consistent with the preservation of capital and liquidity.
   The fund invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund also may enter into reverse repurchase agreements.
   The fund currently intends to maintain a dollar-weighted average maturity of 60 days or less.
       TREASURY FUND    seeks to obtain as high a level of current
income as is consistent with the preservation of capital and liquidity.
   The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements.
   The fund currently intends to maintain a dollar-weighted average maturity of 60 days or less.
The following information replaces the similar information found in "Shareholder and Account Policies" on pages 26 and 27:
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received in proper form. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) The funds do not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or the transfer agent has incurred.
(small solid bullet) Capital Reserves Class shares purchased by a wire order prior to 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or by 12:00 noon Eastern time for Tax-Exempt Fund, with receipt of the wire before the close of the Federal Reserve Wire System on that day, begin to earn dividends on the day of purchase.
(small solid bullet) All other Capital Reserves Class purchases begin to earn dividends on the first business day following the day of purchase.
(small solid bullet) On any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Federal Reserve Bank of Kansas City (for Tax-Exempt Fund) or the Federal Reserve Bank of New York (for Prime Fund and Treasury Fund) close early, the time on that day by which wire purchase orders must be placed in order to earn dividends on the day of purchase may be advanced.
(small solid bullet) On any day that the principal bond markets or the Federal Reserve Bank of Kansas City (for Tax-Exempt Fund) or the Federal Reserve Bank of New York (for Prime Fund and Treasury Fund) do not open, shares begin to earn dividends on the first business day following the day of purchase.
AUTOMATED PURCHASE ORDERS. You may purchase shares sold through investment professionals utilizing an automated placement and settlement system that guarantees payment for orders on a specific date.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received in proper form. Note the following:
(small solid bullet) Capital Reserves Class shares redeemed by a wire order prior to 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or by 12:00 noon Eastern time for Tax-Exempt Fund, earn dividends through the day prior to the day of redemption.
(small solid bullet) All other Capital Reserves Class redemptions earn dividends through the day of redemption; however, shares redeemed on a Friday or prior to a holiday continue to earn dividends until the next business day.
(small solid bullet) On any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Federal Reserve Bank of Kansas City (for Tax-Exempt Fund) or the Federal Reserve Bank of New York (for Prime Fund and Treasury Fund) close early, a time may be set after which wire redemption orders earn dividends through the day of redemption. Under such circumstances, shares redeemed on a Friday or prior to a holiday continue to earn dividends until the next business day.
(small solid bullet) On any day that the principal bond markets or the Federal Reserve Bank of Kansas City (for Tax-Exempt Fund) or the Federal Reserve Bank of New York (for Prime Fund and Treasury Fund) do not open, shares earn dividends through the day of redemption; however shares redeemed on a Friday or prior to a holiday continue to earn dividends until the next business day.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays) when trading on the NYSE is restricted, or as permitted by the SEC. (small solid bullet) A fund may withhold redemption proceeds until it is reasonably assured that investments credited to your account have been received and collected.
(small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.

SUPPLEMENT TO THE FIDELITY CASH MANAGEMENT FUNDS' TREASURY FUND - ADVISOR B CLASS AND ADVISOR C CLASS DECEMBER 30, 1997 PROSPECTUS
   The following information supplements that found in the "Investment Principles and Risks" section on page 9:
   The fund currently intends to maintain a dollar-weighted average maturity of 60 days or less.
   The following information replaces the sixth and eighth paragraphs under the heading "Other Expenses" in the "Breakdown of Expenses" section beginning on page 11:
   In addition, pursuant to the Class B plan, Class B pays FDC a monthly service fee at an annual rate of 0.25% of Class B's average net assets throughout the month. Up to the full amount of the Class B service fee may be reallowed to investment professionals for providing personal service to and/or maintenance of Class B shareholder accounts.
   In addition, pursuant to the Class C plan, Class C pays FDC a monthly service fee at an annual rate of 0.25% of Class C's average net assets throughout the month. After the first year of investment, up to the full amount of the Class C service fee may be reallowed to investment professionals for providing personal services to and/or maintenance of Class C shareholder accounts.
   The following information replaces the third and fifth paragraphs under the heading "Contingent Deferred Sales Charge" in the "Transaction Details" section beginning on page 22:
   Except as provided below, investment professionals with whom FDC has agreements receive as compensation from FDC, at the time of the sale, a concession equal to 4.00% of your direct purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.
   Except as provided below, investment professionals with whom FDC has agreements receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your direct purchase of Class C shares. For purchases of Class C shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.
EFFECTIVE AUGUST 24, 1998, the following information replaces the seventh and eighth paragraphs under the heading "Other Expenses" in the "Breakdown of Expenses" section on page 12:
Class C shares of Treasury Fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plan, Class C is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class C shares. Class C currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month. Normally, after the first year of investment, up to the full amount of the Class C distribution fee may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares.
In addition, pursuant to the Class C plan, Class C pays FDC a monthly service fee at an annual rate of 0.25% of Class C's average net assets throughout the month. Normally, after the first year of investment,
   up to     the full amount of the Class C service fee    may be
reallowed to investment professionals for providing personal services to and/or maintenance of Class C shareholder accounts.
For purchases of Class C shares made for an employee benefit plan
   or through reinvested dividends or capital gain distributions    ,
during the first year of investment and thereafter,    up to     the
full amount of the Class C distribution fee and Class C service fee
paid by such shares    may be     reallowed to investment
professionals as compensation for their service in connection with the distribution of Class C shares and for providing personal service to and/or maintenance of Class C shareholder accounts.
EFFECTIVE AUGUST 24, 1998, the following information replaces the fifth paragraph under the heading "Contingent Deferred Sales Charge" found in the "Transaction Details" section beginning on page 23:
Except as provided below, investment professionals with whom FDC has agreements receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For
purchases of Class C shares made for an employee benefit plan    or
through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.